UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%(1)

Security	Shares	Value
Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.	128,780	$9,434,423

		$9,434,423

Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The)	175,501	$5,417,716

		$5,417,716

Banks — 6.0%
JPMorgan Chase & Co.	217,414	$18,760,654
PNC Financial Services Group, Inc. (The)	87,926	10,283,825
Wells Fargo & Co.	52,719	2,905,344

		$31,949,823

Beverages — 2.4%
Constellation Brands, Inc., Class A	40,037	$6,138,072
PepsiCo, Inc.	64,939	6,794,568

		$12,932,640

Biotechnology — 2.3%
Celgene Corp.(2)	107,835	$12,481,901

		$12,481,901

Capital Markets — 4.5%
Charles Schwab Corp. (The)	315,388	$12,448,364
Goldman Sachs Group, Inc. (The)	47,618	11,402,130

		$23,850,494

Chemicals — 1.2%
PPG Industries, Inc.	69,648	$6,599,845

		$6,599,845

Communications Equipment — 1.8%
Cisco Systems, Inc.	315,363	$9,530,270

		$9,530,270

Containers & Packaging — 1.4%
International Paper Co.	137,571	$7,299,517

		$7,299,517

Distributors — 1.4%
LKQ Corp.(2)	241,629	$7,405,929

		$7,405,929

Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	189,431	$10,111,827
Zayo Group Holdings, Inc.(2)	120,468	3,958,578

		$14,070,405

Electric Utilities — 1.6%
NextEra Energy, Inc.	70,192	$8,385,136

		$8,385,136

Security	Shares	Value
Energy Equipment & Services — 2.3%
Oceaneering International, Inc.	156,988	$4,428,632
Schlumberger, Ltd.	90,177	7,570,359

		$11,998,991

Equity Real Estate Investment Trusts (REITs) — 2.5%
Equity Residential	76,767	$4,940,724
Federal Realty Investment Trust	59,420	8,444,176

		$13,384,900

Food Products — 1.4%
General Mills, Inc.	123,040	$7,600,181

		$7,600,181

Health Care Equipment & Supplies — 3.5%
Danaher Corp.	149,218	$11,615,129
Zimmer Biomet Holdings, Inc.	69,602	7,182,927

		$18,798,056

Household Durables — 1.7%
Newell Brands, Inc.	69,261	$3,092,504
Whirlpool Corp.	33,746	6,134,010

		$9,226,514

Industrial Conglomerates — 3.3%
General Electric Co.	548,979	$17,347,736

		$17,347,736

Insurance — 3.3%
American Financial Group, Inc.	83,273	$7,338,017
Chubb, Ltd.	75,598	9,988,008

		$17,326,025

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.(2)	24,364	$18,269,833

		$18,269,833

Internet Software & Services — 5.9%
Alphabet, Inc., Class C(2)	30,351	$23,425,509
Facebook, Inc., Class A(2)	19,413	2,233,465
GoDaddy, Inc., Class A(2)	161,006	5,627,160

		$31,286,134

IT Services — 2.8%
Visa, Inc., Class A	191,144	$14,913,055

		$14,913,055

Machinery — 3.6%
Caterpillar, Inc.	80,375	$7,453,977
Fortive Corp.	221,771	11,893,579

		$19,347,556

Multi-Utilities — 1.6%
Sempra Energy	86,236	$8,678,791

		$8,678,791

Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	99,986	$11,768,352
EOG Resources, Inc.	91,613	9,262,074
Occidental Petroleum Corp.	131,617	9,375,079

		$30,405,505

Security	Shares	Value
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	107,559	$8,227,188

		$8,227,188

Pharmaceuticals — 8.3%
Eli Lilly & Co.	105,235	$7,740,034
Johnson & Johnson	156,918	18,078,523
Pfizer, Inc.	369,061	11,987,101
Zoetis, Inc.	119,919	6,419,264

		$44,224,922

Road & Rail — 1.5%
Union Pacific Corp.	75,247	$7,801,609

		$7,801,609

Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	345,595	$12,534,730
NXP Semiconductors NV(2)	54,971	5,387,708

		$17,922,438

Software — 3.9%
Microsoft Corp.	331,763	$20,615,753

		$20,615,753

Specialty Retail — 2.7%
Home Depot, Inc. (The)	108,206	$14,508,261

		$14,508,261

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	198,273	$22,963,979

		$22,963,979

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	149,575	$7,602,897

		$7,602,897

Tobacco — 3.1%
Altria Group, Inc.	244,895	$16,559,800

		$16,559,800

Total Common Stocks (identified cost $433,049,206)		$528,368,223

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(3)	5,420,869	$5,421,411

Total Short-Term Investments (identified cost $5,421,421)		$5,421,411

Total Investments — 100.2% (identified cost $438,470,627)		$533,789,634

Covered Call Options Written — (0.3)%

Exchange-Traded Options — (0.3)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Alphabet, Inc., Class C	150	$830.00	1/27/17	$(81,000)
Altria Group, Inc	1,235	69.00	1/27/17	(98,183)
Amazon.com, Inc.	120	797.50	1/13/17	(16,860)
Apple, Inc.	1,000	120.00	1/20/17	(44,000)
C.H. Robinson Worldwide, Inc.	650	80.00	1/20/17	(3,250)
Caterpillar, Inc.	405	97.50	1/20/17	(17,212)
Celgene Corp.	540	125.00	1/20/17	(27,540)
Charles Schwab Corp. (The)	1,575	41.50	2/3/17	(81,898)
Chevron Corp.	500	122.00	1/27/17	(35,500)
Chubb, Ltd.	380	140.00	2/17/17	(18,050)
Cisco Systems, Inc.	1,575	31.00	2/3/17	(33,075)
Constellation Brands, Inc., Class A	200	165.00	1/20/17	(16,500)
Danaher Corp.	750	82.50	2/17/17	(35,625)
Eli Lilly & Co.	530	77.00	1/20/17	(17,490)
EOG Resources, Inc.	560	113.00	1/6/17	(1,120)
Equity Residential	385	65.00	1/20/17	(34,650)
Estee Lauder Cos., Inc. (The), Class A	540	80.00	1/20/17	(18,900)
Federal Realty Investment Trust	300	145.00	1/20/17	(30,750)
General Electric Co.	2,770	32.00	1/13/17	(54,015)
General Mills, Inc.	620	67.50	1/20/17	(3,100)
GoDaddy, Inc., Class A	805	39.00	1/20/17	(10,062)
Goldman Sachs Group, Inc. (The)	240	260.00	1/20/17	(25,560)
Home Depot, Inc. (The)	545	136.00	1/13/17	(63,765)
Intel Corp.	1,735	38.00	1/20/17	(19,953)
International Paper Co.	780	53.50	1/13/17	(47,190)
Johnson & Johnson	780	119.00	2/3/17	(63,180)
JPMorgan Chase & Co.	1,095	88.50	1/13/17	(61,868)
LKQ Corp.	1,210	35.00	1/20/17	(6,050)
Microsoft Corp.	1,675	66.50	1/27/17	(62,813)
Newell Brands, Inc.	345	48.00	1/20/17	(6,037)
NextEra Energy, Inc.	350	125.00	2/17/17	(39,375)
NIKE, Inc., Class B	755	53.50	1/13/17	(7,172)
Occidental Petroleum Corp.	660	75.50	1/20/17	(12,870)
PepsiCo, Inc.	325	109.00	1/27/17	(7,312)
Pfizer, Inc.	1,860	34.00	1/20/17	(15,810)
PNC Financial Services Group, Inc. (The)	435	125.00	2/17/17	(39,803)
PPG Industries, Inc.	345	100.00	1/20/17	(18,112)
Schlumberger, Ltd.	450	89.00	1/6/17	(900)
Sempra Energy	435	105.00	1/20/17	(18,487)
Union Pacific Corp.	375	110.00	1/27/17	(30,563)
Verizon Communications, Inc.	955	54.50	1/27/17	(43,453)
Visa, Inc., Class A	955	81.50	2/3/17	(83,563)
Wells Fargo & Co.	265	59.00	1/13/17	(3,047)
Whirlpool Corp.	165	180.00	1/13/17	(66,000)
Zayo Group Holdings, Inc.	605	35.00	1/20/17	(15,125)
Zimmer Biomet Holdings, Inc.	345	105.00	1/20/17	(43,988)
Zoetis, Inc.	451	55.00	1/20/17	(19,167)

Total Covered Call Options Written (premiums received $2,593,793)				$(1,499,943)

Other Assets, Less Liabilities — 0.1%				$311,152

Net Assets — 100.0%				$532,600,843

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at December 31, 2016 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2016 was $10,510.

Written options activity for the fiscal year to date ended December 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	30,711	$2,334,250
Options written	99,085	7,648,973
Options terminated in closing purchase transactions	(54,851)	(4,229,675)
Options expired	(41,219)	(3,159,755)

Outstanding, end of period	33,726	$2,593,793

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,499,943.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$439,772,415

Gross unrealized appreciation	$98,631,414
Gross unrealized depreciation	(4,614,195)

Net unrealized appreciation	$94,017,219

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$528,368,223 *	$—	$—	$528,368,223
Short-Term Investments	—	5,421,411	—	5,421,411
Total Investments	$528,368,223	$5,421,411	$—	$533,789,634

Liability Description
Covered Call Options Written	$(1,499,943)	$—	$—	$(1,499,943)
Total	$(1,499,943)	$—	$—	$(1,499,943)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017